Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 7,028,000	$ 6,281,000	$ 4,130,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	196,000	2,168,000	3,085,000
Investment securities (gains) losses, net	(11,000)	(610,000)	173,000
Depreciation and amortization	891,000	929,000	731,000
Amortization of premium and discount on investment securities	1,100,000	930,000	451,000
Accretion of deferred loan fees, net	(245,000)	(188,000)	(170,000)
Origination of loans held for sale		(1,084,000)
Proceeds from sale of loans held for sale		1,169,000
Gains on sale of loans		(85,000)
Earnings on bank-owned life insurance	(280,000)	(279,000)	(278,000)
Deferred income taxes	423,000	2,000	(97,000)
Stock-based compensation expense		32,000	59,000
Loss on other real estate owned	18,000	258,000	497,000
Decrease in accrued interest receivable	28,000	71,000	25,000
Decrease in accrued interest payable	(128,000)	(153,000)	(145,000)
Decrease in prepaid federal deposit insurance	513,000	486,000	707,000
Other, net	364,000	355,000	(22,000)
Net cash provided by operating activities	9,897,000	10,282,000	9,146,000
Investment securities available for sale:
Proceeds from repayments and maturities	25,411,000	50,919,000	69,264,000
Proceeds from sale of securities	25,088,000	32,985,000	24,127,000
Purchases	(25,815,000)	(83,431,000)	(80,078,000)
Increase in loans, net	(29,829,000)	(8,435,000)	(32,956,000)
Proceeds from the sale of other real estate owned	882,000	954,000	866,000
Purchase of premises and equipment	(1,834,000)	(997,000)	(583,000)
Net cash used for investing activities	(6,097,000)	(8,005,000)	(19,360,000)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	(24,499,000)	12,373,000	15,711,000
Increase (decrease) in short-term borrowings, net	4,271,000	(854,000)	(240,000)
Repayment of other borrowings	(1,361,000)	(3,861,000)	(2,490,000)
Common stock issued	74,000	2,329,000	2,210,000
Stock options exercised	(77,000)
Proceeds from dividend reinvestment and purchase plan	736,000	694,000	542,000
Cash dividends	(2,097,000)	(2,002,000)	(1,764,000)
Net cash (used for) provided by financing activities	(22,953,000)	8,679,000	13,969,000
(Decrease) increase in cash and cash equivalents	(19,153,000)	10,956,000	3,755,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	45,346,000	34,390,000	30,635,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	26,193,000	45,346,000	34,390,000
Cash paid during the year for:
Interest on deposits and borrowings	5,378,000	6,600,000	8,797,000
Income taxes	1,620,000	1,550,000	615,000
Non-cash investing transactions:
Transfers from loans to other real estate owned	2,113,000	862,000	1,257,000
Loans to facilitate the sale of other real estate owned	$ (260,000)